Offerings - Offering: 1	Jun. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 2,100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 290,010.00
Offering Note	Consists of shares to be issued pursuant to that certain Amended and Restated Controlled Equity OfferingSM Sales Agreement dated June 5, 2026, by and between the Registrant and Cantor Fitzgerald & Co. and Barclays Capital Inc, Clear Street LLC, The Benchmark Company, LLC, StoneX Financial Inc., B. Riley Securities, Inc., Maxim Group LLC and H.C. Wainwright & Co., LLC (the "Sales Agreement"). The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. On December 9, 2025, the registrant filed a prospectus supplement (the "Prospectus Supplement") with the Securities and Exchange Commission as part of its registration statement on Form S-3ASR (File No. 333-290252) (the "Registration Statement"), relating to the offer and sale of its Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share having an aggregate offering price of up to $500,000,000 pursuant to the terms of the Sales Agreement. The registrant is amending the Prospectus Supplement to increase the aggregate offering price by $2,100,000,000 in the aggregate, excluding the $500,000,000 previously registered. The fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement. The registrant previously paid a registration fee of $69,050.00 in connection with the filing of the Prospectus Supplement.